UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 29.38%
*	Credit Suisse X-Links Long/Short Equity ETN	6,064	$163,122
	First Trust Senior Loan ETF	1,548	75,155
	Horizons S&P 500 Covered Call ETF	583	26,532
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,964	285,668
	IQ Enhanced Core Bond US ETF	2,967	57,947
	IQ Hedge Event-Driven Tracker ETF	657	12,943
	IQ Merger Arbitrage ETF	10,583	310,082
	iShares TIPS Bond ETF	1,440	162,965
*	Reality Shares DIVS ETF	16,695	421,382
	Schwab US TIPs ETF	908	49,795
*	WisdomTree Managed Futures Strategy ETF	2,511	104,106

	Total Exchange-Traded Products (Cost $1,649,720)		1,669,697

OPEN-END FUNDS - 60.61%
*	361 Managed Futures Fund - Class I	18,052	199,478
	AQR Managed Futures Strategy Fund - Class I	28,719	267,663
	BlackRock Strategic Income Opportunities Fund - Institutional Class	22,244	218,659
	Boston Partners Global Long/Short Fund - Institutional Class	19,657	216,025
*	Boston Partners Long/Short Research Fund - Institutional Class	10,367	160,163
	Diamond Hill Long-Short Fund - Class I	2,090	53,259
	Eaton Vance Hedged Stock Fund - Investor Class	12,108	100,009
	FPA New Income, Inc.	6,346	63,269
*	Gabelli Enterprise Mergers and Acquisitions Fund - Class A	8,237	123,969
	Glenmede Secured Options Fund	21,604	261,403
	Guggenheim Macro Opportunities Fund - Institutional Class	10,595	279,395
*	Hancock Horizon Quantitative Long/Short Fund - Institutional Class	10,163	184,771
	Iron Strategic Income Fund - Institutional Class	8,574	90,194
	Ironclad Managed Risk Fund	21,025	227,909
	John Hancock Funds II - Global Absolute Return Strategies Fund - Class I	9,042	91,682
	Kellner Merger Fund - Institutional Class	11,802	122,742
	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	34,493	394,944
	MainStay Unconstrained Bond Fund - Class I	8,431	73,688
	MFS Global Alternative Strategy Fund - Class I	24,537	236,539
	PIMCO Unconstrained Bond Fund - Institutional Class	2,905	30,934
	The Merger Fund - Institutional Class	3,015	46,916

	Total Open-End Funds (Cost $3,529,149)		3,443,611

LIMITED PARTNERSHIP - 0.95%
	Enviva Partners LP	2,016	54,029

	Total Limited Partnership (Cost $43,945)		54,029

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 7.90%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.20%		448,676	$448,676

Total Short-Term Investment (Cost $448,676)				448,676

Total Value of Investments (Cost $5,671,490) - 98.84%				$5,616,013

Other Assets Less Liabilities - 1.16%				66,015

Net Assets - 100%				$5,682,028

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	29.38%	$1,669,697
Open-End Funds	60.61%	3,443,611
Limited Partnership	0.95%	54,029
Short-Term Investment	7.90%	448,676
Other Assets Less Liabilities	1.16%	66,015
Total	100.00%	$5,682,028

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$76,561
Aggregate gross unrealized depreciation				(132,038)

Net unrealized depreciation				$(55,477)

				(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,669,697	$1,669,697	$-	$-
Open-End Funds	3,443,611	3,443,611	-	-
Limited Partnership	54,029	-	54,029	-
Short-Term Investment	448,676	448,676	-	-
Total	$5,616,013	$5,561,984	$54,029	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: February 27, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: February 27, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 15, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund